Land Use Rights (Details 1)	Dec. 31, 2019 USD ($)
Land Use Rights [Abstract]
2020	$ 89,251
2021	89,251
2022	89,251
2023	89,251
2024	89,251
Thereafter	3,416,292
Total	$ 3,862,547